UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Satoha Management, L.P.

Address:  100 South Bedford Road, Suite 240
          Mount Kisco, New York 10549


13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Heffernan
Title:    Managing Member, Satoha Management Company, LLC,
          General Partner of Satoha Management, L.P.
Phone:    (914) 242-4314


Signature, Place and Date of Signing:

/s/ Mark Heffernan              Mount Kisco, New York          2/13/2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           38

Form 13F Information Table Value Total:     $194,524
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number         Name

1.         28-XXXXX                     Satoha Trading Master Fund, Ltd.

2.         28-XXXXX                     Satoha Management Company, LLC

----       ------------------           --------------------------------



                                                       FORM 13F INFORMATION TABLE
                                                        Satoha Management, L.P.
                                                           December 31, 2003


COLUMN 1                         COLUMN  2    COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

NAME OF                          TITLE OF               VALUE       SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
ISSUER                           CLASS        CUSIP     (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
------                           -----        -----     --------    -------   --------  ----------  --------  ----      ------  ----
ANTHEM INC                       03674B104    COM          6,000.0     80,000  x        SOLE        1, 2         80,000  0      0
BANK OF AMERICA CORP             60505104     COM          2,799.0     34,800  x        SOLE        1, 2         34,800  0      0
BECKMAN COULTER INC              75811109     COM          1,499.5     29,500  x        SOLE        1, 2         29,500  0      0
BECTON DICKINSON AND CO          75887109     COM          3,126.6     76,000  x        SOLE        1, 2         76,000  0      0
BEST BUY CO INC                  86516101     COM          1,044.8     20,000  x        SOLE        1, 2         20,000  0      0
BOSTON SCIENTIFIC CORP           101137107    COM          4,539.9    123,500  x        SOLE        1, 2        123,500  0      0
BRISTOL-MYERS SQUIBB CO          110122108    COM          3,003.0    105,000  x        SOLE        1, 2        105,000  0      0
CENDANT CORP                     151313103    COM          1,113.5     50,000  x        SOLE        1, 2         50,000  0      0
COUNTRYWIDE FINANCIAL CORP       222372104    COM          3,198.3     42,166  x        SOLE        1, 2         42,166  0      0
DISCOVERY LABORATORIES INC       254668106    COM          2,310.1    220,222  x        SOLE        1, 2        220,222  0      0
ECLIPSYS CORP                    278856109    COM            582.0     50,000  x        SOLE        1, 2         50,000  0      0
ELAN CORP PLC -SPONS ADR         284131208    ADR         13,111.0  1,902,900  x        SOLE        1, 2      1,902,900  0      0
ELI LILLY AND CO                 532457108    COM          1,406.6     20,000  x        SOLE        1, 2         20,000  0      0
ENCYSIVE PHARMACEUTICALS INC     29256X107    COM            990.8    110,700  x        SOLE        1, 2        110,700  0      0
HASBRO INC                       418056107    COM          1,121.5     52,700  x        SOLE        1, 2         52,700  0      0
HCA INC                          404119109    COM          1,241.5     28,900  x        SOLE        1, 2         28,900  0      0
HEWLETT-PACKARD CO               428236103    COM          4,699.7    204,600  x        SOLE        1, 2        204,600  0      0
HOME DEPOT INC                   437076102    COM          8,368.5    235,800  x        SOLE        1, 2        235,800  0      0
JP MORGAN CHASE AND CO           46625H100    COM          7,713.3    210,000  x        SOLE        1, 2        210,000  0      0
KMART HOLDING CORP               498780105    COM         12,735.1    531,738  x        SOLE        1, 2        531,738  0      0
LIBERTY MEDIA CORP-A             530718105    COM         11,890.0  1,000,000  x        SOLE        1, 2      1,000,000  0      0
MEDCO HEALTH SOLUTIONS INC       58405U102    COM         13,548.4    398,600  x        SOLE        1, 2        398,600  0      0
NBTY INC                         628782104    COM          4,544.7    169,200  x        SOLE        1, 2        169,200  0      0
NTL INC                          62940M104    COM            697.5     10,000  x        SOLE        1, 2         10,000  0      0
SEPRACOR INC                     817315104    COM          4,367.2    182,500  x        SOLE        1, 2        182,500  0      0
SHAW COMMUNICATIONS INC-B        82028K200    COM         10,607.9    683,500  x        SOLE        1, 2        683,500  0      0
STAGE STORES INC                 85254C305    COM            363.3     13,021  x        SOLE        1, 2         13,021  0      0
TENET HEALTHCARE CORP            88033G100    COM          4,320.7    269,200  x        SOLE        1, 2        269,200  0      0
TYCO INTERNATIONAL LTD           902124106    COM          8,008.3    302,200  x        SOLE        1, 2        302,200  0      0
UNUMPROVIDENT CORP               91529Y106    COM         13,169.5    835,100  x        SOLE        1, 2        835,100  0      0
WARNACO GROUP INC/THE            934390402    COM          1,498.4     93,942  x        SOLE        1, 2         93,942  0      0
WASHINGTON GROUP INTL INC        938862208    COM          6,771.0    199,322  x        SOLE        1, 2        199,322  0      0
WASHINGTON MUTUAL INC            939322103    COM         12,437.2    310,000  x        SOLE        1, 2        310,000  0      0
WILLIS GROUP HOLDINGS LTD        G96655108    COM         19,542.6    573,600  x        SOLE        1, 2        573,600  0      0
HENRY (JACK) AND ASSOCIATES      426281101    COM            496.0     24,099  x        SOLE        1, 2         24,099  0      0
NORDSTROM INC                    655664100    COM            756.6     22,057  x        SOLE        1, 2         22,057  0      0
April 04 Calls on ELN US (10)    284131208    OPTION         314.3    898,000  x        SOLE        1, 2          8,980  0      0
January 05 Calls on UNM US (15)  91529Y106    OPTION         586.7    308,800  x        SOLE        1, 2          3,088  0      0
                                               Total    194,524.80


21816.0001 #463948